CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 83,496	¥ 581,281	¥ 853,740
Restricted cash	16,726	116,441
Short-term investments			252,805
Accounts receivable, net of allowance of doubtful accounts of nil as of December 31, 2018 and 2019, respectively	9,372	65,247	28,569
Notes receivable	3,388	23,587
Inventories	69,848	486,271	210,836
Prepayments and other current assets	29,965	208,604	161,147
Total current assets	212,795	1,481,431	1,507,097
Property and equipment	4,286	29,836	20,302
Intangible assets	1,152	8,022	4,503
Long-term investments	20	140	11,140
Operating lease right-of-use assets	12,620	87,855
Other non-current asset	432	3,009	3,376
Total assets	231,305	1,610,293	1,546,418
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	13,658	95,081
Accounts payable	63,825	444,334	212,258
Accrued expenses and other current liabilities	33,613	234,008	102,261
Total current liabilities	111,096	773,423	314,519
Long-term operating lease liabilities	8,189	57,011
Other non-current liabilities	853	5,936	8,135
Total liabilities	120,138	836,370	322,654
SHAREHOLDERS' (DEFICIT) EQUITY
Treasury shares (nil and 1,485,862 shares as of December 31 2018 and 2019, respectively)	(3,302)	(22,991)
Additional paid-in capital	374,398	2,606,486	2,540,878
Accumulated deficit	(270,524)	(1,883,335)	(1,383,729)
Accumulated other comprehensive income	10,980	76,441	67,073
Total shareholders' equity	111,560	776,656	1,224,276
Non-controlling interest	(393)	(2,733)	(512)
Total equity	111,167	773,923	1,223,764
Total liabilities and equity	231,305	1,610,293	1,546,418
Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	4	30	29
Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	$ 4	¥ 25	¥ 25